T. ROWE PRICE Dynamic Credit Fund
March 31, 2021 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.6%
Government Bonds 0.6%
Republic of Angola, 8.00%, 11/26/29 (USD)  395,000 372
Total Angola (Cost
$372
)
372
ARGENTINA 0.4%
Convertible Bonds 0.3%
MercadoLibre, 2.00%, 8/15/28 (USD)  60,000 201
201
Corporate Bonds 0.1%
YPF, STEP, 4.00%, 2/12/26 (USD) (1) 90,870 74
74
Total Argentina (Cost
$269
)
275
CANADA 1.1%
Bank Loans 0.1% (2)
Dentalcorp Health Services, FRN, 1M USD LIBOR + 7.50%, 8.50%,
6/8/26 (USD)  85,000 85
85
Corporate Bonds 1.0%
Air Canada PTT, Series 2020-2, Class A, 5.25%, 4/1/29 (USD) (1) 625,000 666
666
Total Canada (Cost
$710
)
751
CHINA 4.0%
Convertible Bonds 0.4%
Pinduoduo, Zero Coupon, 12/1/25 (USD)  215,000 228
228
Corporate Bonds 3.6%
Shimao Group Holdings, 3.45%, 1/11/31 (USD)  286,000 274
Times China Holdings, 5.75%, 1/14/27 (USD) (3) 200,000 194
Times China Holdings, 6.20%, 3/22/26 (USD) (3) 1,100,000 1,126
Times China Holdings, 6.75%, 7/16/23 (USD)  400,000 417

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Yanlord Land HK, 6.80%, 2/27/24 (USD)  400,000 422
2,433
Total China (Cost
$2,648
)
2,661
CONGO (DEMOCRATIC REPUBLIC) 0.3%
Convertible Bonds 0.3%
HTA Group, 2.875%, 3/18/27 (USD)  200,000 224
Total Congo (Democratic Republic) (Cost
$200
)
224
DOMINICAN REPUBLIC 0.5%
Government Bonds 0.5%
Dominican Republic, 5.30%, 1/21/41 (USD) (1) 335,000 330
Total Dominican Republic (Cost
$335
)
330
EGYPT 1.1%
Government Bonds 1.1%
Arab Republic of Egypt, 5.875%, 2/16/31 (USD) (1)(3) 200,000 188
Arab Republic of Egypt, 7.50%, 2/16/61 (USD) (1) 580,000 526
Total Egypt (Cost
$780
)
714
FRANCE 0.2%
Common Stocks 0.2%
Constellium (USD) (4) 9,057 133
Total France (Cost
$87
)
133
GHANA 1.7%
Government Bonds 1.7%
Republic of Ghana, 8.625%, 4/7/34 (USD) (1) 590,000 581
Republic of Ghana, 8.875%, 5/7/42 (USD) (1) 590,000 569
Total Ghana (Cost
$1,154
)
1,150
INDIA 1.9%
Corporate Bonds 1.9%
Cliffton, 6.25%, 10/25/25 (USD) (1) 1,000,000 998

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
TML Holdings, 5.75%, 5/7/21 (USD)  300,000 300
Total India (Cost
$1,300
)
1,298
ITALY 0.8%
Corporate Bonds 0.8%
International Game Technology, 4.125%, 4/15/26 (USD) (1) 485,000 502
Total Italy (Cost
$485
)
502
MACAO 1.2%
Corporate Bonds 1.2%
MGM China Holdings, 4.75%, 2/1/27 (USD) (1) 775,000 788
Total Macao (Cost
$775
)
788
OMAN 0.3%
Corporate Bonds 0.3%
Oryx Funding, 5.80%, 2/3/31 (USD) (1) 200,000 207
Total Oman (Cost
$200
)
207
PERU 0.3%
Corporate Bonds 0.3%
Hudbay Minerals, 4.50%, 4/1/26 (USD) (1) 210,000 219
Total Peru (Cost
$210
)
219
SOUTH AFRICA 1.3%
Government Bonds 1.3%
Republic of South Africa, Inflation-Indexed, 2.60%, 3/31/28  13,493,500 880
Total South Africa (Cost
$879
)
880
SPAIN 0.5%
Corporate Bonds 0.5%
Via Celere Desarrollos Inmobiliarios, 5.25%, 4/1/26 (1) 290,000 348
Total Spain (Cost
$346
)
348

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
SRI LANKA 0.4%
Government Bonds 0.4%
Republic of Sri Lanka, 6.125%, 6/3/25 (USD)  425,000 271
Total Sri Lanka (Cost
$310
)
271
UKRAINE 0.3%
Corporate Bonds 0.3%
Kernel Holding, 6.75%, 10/27/27 (USD) (1) 200,000 214
Total Ukraine (Cost
$200
)
214
UNITED STATES 73.1%
Asset-Backed Securities 4.3%
Allegany Park, Series 2019-1A, Class D, CLO, FRN, 3M USD
LIBOR + 3.70%, 3.924%, 1/20/33 (1) 250,000 251
Applebee's Funding, Series 2019-1A, Class A2I, 4.194%,
6/7/49 (1) 587,050 603
Applebee's Funding, Series 2019-1A, Class A2II, 4.723%,
6/7/49 (1) 437,800 461
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (1) 214,408 218
ExteNet, Series 2019-1A, Class B, 4.14%, 7/26/49 (1) 500,000 518
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%,
2/25/39 (1) 75,836 84
Sierra Timeshare Receivables Funding, Series 2021-1A, Class D,
3.17%, 11/20/37 (1) 750,000 749
2,884
Bank Loans 12.7% (2)
Apex Tool Group, FRN, 3M USD LIBOR + 5.25%, 8/1/24 (5) 695,455 694
Applied Systems, FRN, 1M USD LIBOR + 3.00%, 3.524%, 9/19/24  276,507 275
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.359%, 1/31/28 (5) 185,904 189
athenahealth, FRN, 1M USD LIBOR + 4.25%, 4.453%, 2/11/26  145,000 145
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24  394,240 379
Bellring Brands, FRN, 1M USD LIBOR + 4.00%, 4.75%, 10/21/24  255,462 257
Citgo Holding, FRN, 1M USD LIBOR + 7.00%, 8.00%, 8/1/23  128,050 123
CNT Holdings I, FRN, 1M USD LIBOR + 6.75%, 7.50%, 11/6/28 (6) 240,000 242
Cologix Holdings, FRN, 3M USD LIBOR + 3.00%, 4.00%, 3/20/24  244,898 244
Delta Topco, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/1/28  220,000 225
GrafTech Finance, FRN, 1M USD LIBOR + 3.00%, 3.50%, 2/12/25  225,221 225
Heartland Dental, FRN, 3M USD LIBOR + 3.50%, 3.609%, 4/30/25  636,729 625
Intelsat Jackson Holdings, 8.625%, 1/2/24  300,000 306

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%, 6.50%,
7/13/22  116,020 117
Keane Group Holdings, FRN, 3M USD LIBOR + 4.00%, 5.00%,
5/25/25  344,684 337
MH Sub I, FRN, 1M USD LIBOR + 6.25%, 6.359%, 2/23/29  305,000 307
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%,
6/21/27  230,000 244
Mitchell International, FRN, 3M USD LIBOR + 7.25%, 7.359%,
12/1/25  300,000 299
PetSmart, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/11/28  65,000 65
RealPage, FRN, 3M USD LIBOR + 6.50%, 2/17/29 (5)(6) 330,000 338
Scientific Games International, FRN, 1M USD LIBOR + 2.75%,
2.859%, 8/14/24  545,780 535
SkyMiles IP, FRN, 3M USD LIBOR + 3.75%, 4.75%, 10/20/27  330,000 346
Tacala Investment, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/5/27  354,518 351
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.25%, 2/4/28  215,000 214
Triton Water Holdings, FRN, 1M USD LIBOR + 0.00%, 3/16/28 (5) 1,405,000 1,398
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/21/28  70,000 71
8,551
Common Stocks 2.3%
Bluescape Opportunities Acquisition, Warrants, 1/31/26 (4) 49,000 74
Capri Holdings (4) 6,000 306
Charles Schwab  7,900 515
Eucrates Biomedical Acquisition, Warrants, 12/14/25 (4) 15,931 14
Health Assurance Acquisition, Warrants, 11/12/25 (4) 35,000 91
Occidental Petroleum, Warrants, 8/3/27 (4) 27,200 324
Texas Pacific Land  131 208
1,532
Convertible Bonds 6.2%
Airbnb, Zero Coupon, 3/15/26 (1) 265,000 275
Cable One, 1.125%, 3/15/28 (1) 315,000 319
DraftKings, Zero Coupon, 3/15/28 (1) 230,000 226
Liberty Media Corp-Liberty Formula One, 1.00%, 1/30/23  530,000 675
Live Nation Entertainment, 2.00%, 2/15/25  260,000 285
Lyft, 1.50%, 5/15/25 (1) 180,000 316
MP Materials, 0.25%, 4/1/26 (1) 315,000 324
Radius Health, 3.00%, 9/1/24  725,000 680
Southwest Airlines, 1.25%, 5/1/25  195,000 337
Twitter, Zero Coupon, 3/15/26 (1) 155,000 147
Vail Resorts, Zero Coupon, 1/1/26 (1) 245,000 252
Wayfair, 0.625%, 10/1/25 (1) 325,000 348
4,184
Corporate Bonds 33.8%
American Airlines, 5.50%, 4/20/26 (1) 965,000 1,002

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
American Airlines, 5.75%, 4/20/29 (1) 540,000 575
American Airlines, 11.75%, 7/15/25 (1) 315,000 390
American Airlines PTT, Series 2017-2, Class AA, 3.35%, 10/15/29  281,026 279
Carnival, 7.625%, 3/1/26 (EUR) (1) 100,000 127
Carnival, 7.625%, 3/1/26 (1) 230,000 247
Carvana, 5.50%, 4/15/27 (1) 875,000 879
Chesapeake Energy, 5.50%, 2/1/26 (1) 160,000 166
Chesapeake Energy, 5.875%, 2/1/29 (1) 180,000 191
CHS, 6.875%, 4/15/29 (1) 360,000 374
CITGO Petroleum, 7.00%, 6/15/25 (1) 295,000 303
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 560,000 554
Comstock Resources, 6.75%, 3/1/29 (1) 450,000 461
CP Atlas Buyer, 7.00%, 12/1/28 (1) 230,000 240
Dave & Buster's, 7.625%, 11/1/25 (1) 165,000 176
Encore Capital Group, 5.375%, 2/15/26 (GBP) (1) 365,000 524
Energy Transfer Operating, 6.25%, 4/15/49  535,000 630
Exterran Energy Solutions, 8.125%, 5/1/25  720,000 662
Genworth Mortgage Holdings, 6.50%, 8/15/25 (1) 290,000 313
GrafTech Finance, 4.625%, 12/15/28 (1) 85,000 86
Hawaiian Brand Intellectual Property, 5.75%, 1/20/26 (1) 340,000 360
Hilcorp Energy I, 5.75%, 2/1/29 (1) 155,000 156
Hilcorp Energy I, 6.00%, 2/1/31 (1) 175,000 178
Hillenbrand, 3.75%, 3/1/31  525,000 511
Howard Hughes, 4.125%, 2/1/29 (1) 395,000 386
Howard Hughes, 4.375%, 2/1/31 (1) 390,000 381
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1) 445,000 529
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 830,000 844
Life Time, 5.75%, 1/15/26 (1) 110,000 113
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (1) 560,000 573
Matador Resources, 5.875%, 9/15/26  67,000 65
MDC Partners, STEP, 7.50%, 5/1/24 (1) 784,000 794
Mercer International, 5.125%, 2/1/29 (1) 450,000 465
NESCO Holdings II, 5.50%, 4/15/29 (1) 860,000 882
New Fortress Energy, 6.50%, 9/30/26 (1) 1,085,000 1,093
NGL Energy Operating, 7.50%, 2/1/26 (1) 795,000 815
NGL Energy Partners, 6.125%, 3/1/25 (3) 765,000 650
PetSmart, 4.75%, 2/15/28 (1) 250,000 256
Range Resources, 8.25%, 1/15/29 (1) 150,000 161
RP Escrow Issuer, EC, 5.25%, 12/15/25 (1) 420,000 435
Sabre GLBL, 9.25%, 4/15/25 (1) 170,000 203
SeaWorld Parks & Entertainment, 9.50%, 8/1/25 (1) 375,000 407
Solaris Midstream Holdings, 7.625%, 4/1/26 (1) 355,000 363
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 435,000 429
Teekay Offshore Partners, 8.50%, 7/15/23 (1)(3) 325,000 293
Tenneco, 5.125%, 4/15/29 (1) 775,000 763
Tenneco, 5.375%, 12/15/24  305,000 306

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Tenneco, 7.875%, 1/15/29 (1) 455,000 512
Townsquare Media, 6.875%, 2/1/26 (1) 550,000 586
Transocean Phoenix 2, 7.75%, 10/15/24 (1) 129,000 125
Triton Water Holdings, 6.25%, 4/1/29 (1) 270,000 274
WeWork, 7.875%, 5/1/25 (1) 635,000 630
22,717
Equity Mutual Funds 2.3%
Energy Select Sector SPDR Fund  16,500 810
Financial Select Sector SPDR Fund  20,625 702
1,512
Municipal Securities 7.8%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  485,000 489
Illinois, Build America Bonds, GO, 7.10%, 7/1/35  315,000 390
Metropolitan Pier & Exposition Auth., McCormick Place Expansion,
Series C, 4.105%, 12/15/27  450,000 470
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  55,000 7
Port Beaumont Navigation Dist., Series B, 6.00%, 1/1/25 (1) 435,000 447
Puerto Rico Commonwealth, Series A, GO, 5.25%, 7/1/37  460,000 404
Puerto Rico Commonwealth, Series A, GO, 8.00%, 7/1/35  435,000 341
Puerto Rico Commonwealth, Series C, GO, 6.00%, 7/1/39  650,000 564
Puerto Rico Commonwealth, Series E, GO, 5.50%, 7/1/31  410,000 352
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.35%, 7/1/27  700,000 700
Puerto Rico Commonwealth, Unrefunded Balance, Series A, GO,
5.125%, 7/1/31  205,000 179
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  565,000 593
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  220,000 223
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  960,000 101
5,260
Non-U.S. Government Mortgage-Backed Securities 3.7%
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class E,
ARM, 1M USD LIBOR + 2.85%, 2.956%, 11/15/34 (1) 250,000 232
Barclays Commercial Mortgage Trust, Series 2020-C7, Class D,
ARM, 3.605%, 4/15/53 (1) 350,000 336
BX Commercial Mortgage Trust, Series 2019-IMC, Class E, ARM,
1M USD LIBOR + 2.15%, 2.256%, 4/15/34 (1) 310,000 304
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class
65C, ARM, 4.123%, 5/15/52 (1) 240,000 230
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class
65D, ARM, 4.66%, 5/15/52 (1) 150,000 131
Commercial Mortgage Trust, Series 2014-CR19, Class C, ARM,
4.709%, 8/10/47  140,000 147

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.209%, 8/10/47 (1) 340,000 232
Credit Suisse Mortgage Trust, Series 2020-TMIC, Class C, ARM,
1M USD LIBOR + 6.75%, 7.00%, 12/15/35 (1) 200,000 203
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M USD
LIBOR + 3.131%, 3.237%, 12/15/36 (1) 350,000 334
New Orleans Hotel Trust, Series 2019-HNLA, Class E, ARM, 1M
USD LIBOR + 2.689%, 2.795%, 4/15/32 (1) 150,000 142
Structured Agency Credit Risk Debt Notes, Series 2020-HQA2,
Class M2, CMO, ARM, 1M USD LIBOR + 3.10%, 3.209%,
3/25/50 (1) 190,000 192
2,483
Total United States (Cost
$47,690
)
49,123
SHORT-TERM INVESTMENTS 15.4%
Money Market Funds 7.5%
T. Rowe Price Government Reserve Fund, 0.04% (7)(8) 5,065,386 5,065
5,065
U.S. Treasury Obligations 7.9%
U.S. Treasury Bills, 0.04%, 12/2/21  5,325,000 5,324
5,324
Total Short-Term Investments (Cost $10,387) 10,389
SECURITIES LENDING COLLATERAL
3.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.5%
Short-Term Funds 1.5%
T. Rowe Price Short-Term Fund, 0.08% (7)(8) 101,534 1,015
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,015
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 1.6%
Short-Term Funds 1.6%
T. Rowe Price Short-Term Fund, 0.08% (7)(8) 104,250 1,043
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1,043
Total Securities Lending Collateral (Cost $2,058) 2,058

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
USD Call / CNH
Put, 5/17/21 @ 7.20
(CNH) (4) 1 1,336 —
Total Options Purchased (Cost $33) —
Total Investments in Securities 108.5%
(Cost $71,428) $ 72,907
Other Assets Less Liabilities (8.5)% (5,709)
Net Assets 100.0% $ 67,198
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$33,698 and represents 50.1% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this security is on loan at March 31, 2021.
(4) Non-income producing
(5) All or a portion of this loan is unsettled as of March 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) Level 3 in fair value hierarchy.
(7) Seven-day yield
(8) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M GBP LIBOR Six month GBP LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
CNH Offshore China Renminbi
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
INR Indian Rupee
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PLN Polish Zloty
PTT Pass-Through Trust
RUB Russian Ruble
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Credit Suisse
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.HY-S35, 5 Year Index,
12/20/25), Pay 5.00%
Quarterly, Receive upon
credit default, 4/21/21 @
1.03%* 1 5,200 (2)
Credit Suisse
Credit default Swap,
Protection Sold (relevant
Credit: Markit CDX.
NA.HY-S35, 5 Year Index,
12/20/25), Receive 5.00%
Quarterly, Pay upon credit
default, 4/21/21 @ 1.10%* 1 5,200 (3)
Total Options Written (Premiums $(60)) $ (5)
* Exercise Spread

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS 0.4%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Bought 0.0%
France (0.0)%
BNP Paribas, Protection Bought (Relevant
Credit: Sanofi), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/26 400 (18) (18) —
Total France (18) —
United States 0.0%
Bank of America, Protection Bought
(Relevant Credit: Dell), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/25 550 (1) 21 (22)
Bank of America, Protection Bought
(Relevant Credit: Quest Diagnostics), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/26 705 (24) (21) (3)
Barclays Bank, Protection Bought
(Relevant Credit: Boeing), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/25 550 (2) 36 (38)
Barclays Bank, Protection Bought
(Relevant Credit: TransDigm), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/24 575 (65) (61) (4)
BNP Paribas, Protection Bought (Relevant
Credit: Marriott International), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/21 300 (2) 2 (4)
BNP Paribas, Protection Bought (Relevant
Credit: Packaging Corp. of America), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/26 480 (15) (14) (1)
Citibank, Protection Bought (Relevant
Credit: DaVita), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/24 650 (96) (103) 7
Goldman Sachs, Protection Bought
(Relevant Credit: Caterpillar), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/25 875 (28) (11) (17)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Protection Bought
(Relevant Credit: DaVita), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/24 750 (110) (113) 3
Goldman Sachs, Protection Bought
(Relevant Credit: iStar), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/24 500 (45) (47) 2
Goldman Sachs, Protection Bought
(Relevant Credit: Lumen Technologies),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/24 550 13 27 (14)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S10, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/17/59 130 16 5 11
Goldman Sachs, Protection Bought
(Relevant Credit: MGIC Investment), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/24 475 (59) (60) 1
Goldman Sachs, Protection Bought
(Relevant Credit: Prudential Financial),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/25 650 (15) (10) (5)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S10, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/17/59 3,400 424 163 261
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S11, 35 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/54 1,000 59 38 21
Total United States (148) 198
Total Bilateral Credit Default Swaps, Protection
Bought (166) 198

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold (0.1)%
Brazil (0.1)%
Morgan Stanley, Protection Sold (Relevant
Credit: Petrobras Global Finance, Ba2*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) * 1,100 (84) (76) (8)
Total Brazil (76) (8)
Mexico (0.2)%
Barclays Bank, Protection Sold (Relevant
Credit: Petroleos Mexicanos, Ba2*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) * 175 (15) (12) (3)
Barclays Bank, Protection Sold (Relevant
Credit: Petroleos Mexicanos, Ba2*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25 (USD) * 450 (58) (80) 22
Morgan Stanley, Protection Sold (Relevant
Credit: Petroleos Mexicanos, Ba2*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25 (USD) * 225 (24) (50) 26
Total Mexico (142) 45
Portugal 0.1%
JPMorgan Chase, Protection Sold
(Relevant Credit: Banco Comercial
Portugues, Ba3*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/24 * 575 20 39 (19)
Total Portugal 39 (19)
United Kingdom 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Jaguar Land Rover Automotive,
B1*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/25 (EUR) * 210 16 (31) 47
Total United Kingdom (31) 47
United States 0.1%
Barclays Bank, Protection Sold (Relevant
Credit: MGM Resorts International, Ba3*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/25 * 460 59 29 30

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Protection Sold (Relevant
Credit: Mattel, WR*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/24 * 90 (2) (8) 6
JPMorgan Chase, Protection Sold
(Relevant Credit: Royal Caribbean Cruises,
B2*), Receive 5.00% Quarterly, Pay upon
credit default, 12/20/25 * 160 5 (11) 16
Morgan Stanley, Protection Sold (Relevant
Credit: Mattel, Ba2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/24 * 265 (6) (18) 12
Morgan Stanley, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B2*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 * 350 11 (42) 53
Total United States (50) 117
Total Bilateral Credit Default Swaps, Protection Sold (260) 182
Total Bilateral Swaps (426) 380
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.5%
Credit Default Swaps, Protection Sold 0.2%
Foreign/Europe 0.1%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S35, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/26 440 61 62 (1)
Total Foreign/Europe (1)
United States 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S36, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/26 1,000 91 87 4
Total United States 4
Total Centrally Cleared Credit Default Swaps,
Protection Sold 3

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.3%
Czech Republic 0.1%
2 Year Interest Rate Swap, Pay Fixed
0.690% Annually, Receive Variable
0.390% (6M CZK PRIBOR) Semi-Annually,
12/22/22 262,800 33 — 33
Total Czech Republic 33
Foreign/Europe 0.1%
5 Year Interest Rate Swap, Receive Fixed
(0.326)% Annually, Pay Variable (0.520)%
(6M EURIBOR) Semi-Annually, 3/19/26 18,400 (6) — (6)
10 Year Interest Rate Swap, Pay Fixed
0.014% Annually, Receive Variable
(0.517)% (6M EURIBOR) Semi-Annually,
2/25/31 2,550 14 1 13
30 Year Interest Rate Swap, Pay Fixed
0.454% Annually, Receive Variable
(0.520)% (6M EURIBOR) Semi-Annually,
3/19/51 3,500 35 — 35
Total Foreign/Europe 42
United Kingdom 0.0%
10 Year Interest Rate Swap, Pay Fixed
1.036% Semi-Annually, Receive Variable
0.101% (6M GBP LIBOR) Semi-Annually,
3/17/31 7,900 21 — 21
Total United Kingdom 21
United States 0.1%
5 Year Interest Rate Swap, Pay Fixed
0.974% Semi-Annually, Receive Variable
0.187% (3M USD LIBOR) Quarterly,
3/22/26 10,100 27 — 27

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
1.689% Semi-Annually, Receive Variable
0.195% (3M USD LIBOR) Quarterly,
3/26/31 7,200 51 — 51
Total United States 78
Total Centrally Cleared Interest Rate Swaps 174
Total Centrally Cleared Swaps 177
Net payments (receipts) of variation margin to date (98)
Variation margin receivable (payable) on centrally cleared swaps $ 79
* Credit ratings as of March 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $2.

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 5/21/21 GBP 1,200 USD 1,645 $ 10
Barclays Bank 4/9/21 USD 158 INR 11,452 1
Barclays Bank 4/23/21 CAD 131 USD 105 —
Barclays Bank 4/23/21 USD 620 NOK 5,240 7
Barclays Bank 5/21/21 USD 475 GBP 340 6
Barclays Bank 6/18/21 INR 11,452 USD 156 (2)
BNP Paribas 4/9/21 USD 1,528 RUB 116,925 (17)
BNP Paribas 4/23/21 AUD 1,875 USD 1,452 (28)
Canadian Imperial Bank
of Commerce 4/16/21 USD 776 MXN 15,810 4
Canadian Imperial Bank
of Commerce 4/23/21 USD 1,855 CAD 2,350 (15)
Canadian Imperial Bank
of Commerce 4/23/21 USD 2,756 NZD 3,925 15
Citibank 4/23/21 USD 1,884 AUD 2,440 31
Citibank 6/11/21 INR 7,508 USD 102 (1)
Citibank 6/18/21 CNH 849 USD 130 (2)
Deutsche Bank 4/23/21 USD 617 NOK 5,310 (3)
Goldman Sachs 4/16/21 USD 790 MXN 15,915 12
Goldman Sachs 5/21/21 USD 1,852 EUR 1,545 39
Goldman Sachs 6/11/21 INR 61,256 USD 833 (6)
Goldman Sachs 6/18/21 USD 130 CNH 849 1
HSBC Bank 4/9/21 INR 103,990 USD 1,408 12
HSBC Bank 4/9/21 USD 110 INR 7,951 1
HSBC Bank 4/9/21 USD 1,262 INR 92,815 (5)
HSBC Bank 4/16/21 MXN 15,315 USD 769 (21)
HSBC Bank 6/18/21 INR 7,951 USD 108 (1)
JPMorgan Chase 4/9/21 INR 8,228 USD 112 1
JPMorgan Chase 4/23/21 AUD 220 USD 171 (3)
JPMorgan Chase 4/23/21 CAD 204 USD 160 2
JPMorgan Chase 4/23/21 NOK 785 USD 93 (2)
JPMorgan Chase 4/23/21 PLN 345 USD 89 (2)
JPMorgan Chase 4/23/21 USD 92 PLN 345 5
JPMorgan Chase 5/21/21 EUR 62 USD 75 (1)
JPMorgan Chase 5/21/21 GBP 86 USD 120 (1)
JPMorgan Chase 6/11/21 INR 12,427 USD 169 (1)
Morgan Stanley 4/23/21 CAD 725 USD 573 4
Morgan Stanley 4/23/21 NOK 9,765 USD 1,144 (3)
Morgan Stanley 5/21/21 EUR 1,490 USD 1,798 (49)
Morgan Stanley 5/21/21 USD 625 EUR 523 11
Standard Chartered 4/9/21 RUB 81,385 USD 1,094 (19)
Standard Chartered 4/16/21 MXN 16,410 USD 820 (18)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 4/23/21 AUD 1,495 USD 1,161 $ (25)
State Street 4/23/21 CAD 1,290 USD 1,017 9
State Street 4/23/21 USD 907 AUD 1,150 33
State Street 5/21/21 USD 579 GBP 416 5
UBS Investment Bank 4/9/21 RUB 35,540 USD 472 (2)
UBS Investment Bank 5/21/21 GBP 81 USD 113 (1)
UBS Investment Bank 6/18/21 USD 855 ZAR 12,957 (13)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (32)

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 9 Euro BUND contracts 6/21 (1,808) $ 1
Short, 5 Nasdaq 100 E-Mini Index contracts 6/21 (1,309) (12)
Net payments (receipts) of variation margin to date (12)
Variation margin receivable (payable) on open futures contracts $ (23)

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 1
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 5,686  ¤  ¤ $ 5,065
T. Rowe Price Short-Term Fund,
0.08% 4,302  ¤  ¤ 2,058
Total $ 7,123^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,123.

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Notes to Portfolio of Investments
22
T. Rowe Price Dynamic Credit Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Dynamic Credit Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are

T. ROWE PRICE Dynamic Credit Fund

valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Dynamic Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F1175-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 48,647 $ — $ 48,647
Bank Loans — 8,056 580 8,636
Common Stocks 1,665 — — 1,665
Equity Mutual Funds 1,512 — — 1,512
Short-Term Investments 5,065 5,324 — 10,389
Securities Lending Collateral 2,058 — — 2,058
Options Purchased — — — —
Total Securities 10,300 62,027 580 72,907
Swaps* — 807 — 807
Forward Currency Exchange
Contracts — 209 — 209
Futures Contracts* 1 — — 1
Total $ 10,301 $ 63,043 $ 580 $ 73,924
Liabilities
Options Written $ — $ 5 $ — $ 5
Swaps* — 676 — 676
Forward Currency Exchange
Contracts — 241 — 241
Futures Contracts* 12 — — 12
Total $ 12 $ 922 $ — $ 934
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Government Bonds,
Municipal Securities and Non-U.S. Government Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.